Related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Associates
Related party transactions
Sales of goods and services	€ 19	€ 37	€ 39
Purchase of goods and services	1	90	118
Trade balances owed by	4		1
Trade balances owed to	2	1	4
Joint arrangements
Related party transactions
Sales of goods and services	194	19	21
Purchase of goods and services	199	183	92
Net interest income receivable	120	87	92
Trade balances owed by	107	158	232
Trade balances owed to	28	15	71
Other balances owed by	1,328	1,209	108
Other balances owed to	€ 150	€ 127	€ 106